Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Principal Payments [Abstract]
2019	$ 163,870
2020	211,229
2021	286,107
2022	242,538
2023	321,505
2024 and thereafter	381,873
Total	$ 1,607,122	$ 1,763,082